Fair Value Measurement - Summary of Fair Value of Financial Liabilities Measured Using Level 3 Inputs (Parenthetical) (Detail) $ in Millions	Sep. 29, 2023 USD ($)
Subordinated Convertible Bonds [Member] | Alvotech [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument face amount	$ 40